Summary of Significant Accounting Policies (Details) - Summary of reconciliation of cash flow from common stock subject to possible redemption to redemption value - Common Class A [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Summary of reconciliation of cash flow from common stock subject to possible redemption to redemption value [Line Items]
Class A common stock subject to possible redemption	$ 13,468,845		$ (12,346,005)
Accretion of carrying value to redemption value	96,795	$ 2,662,553	$ 21,096,005
Class A common stock subject to possible redemption	$ 13,565,640